Prepaid expenses and deposits (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and deposits
Prepaid Expenses	$ 53,673	$ 36,157
Deposit	0	0
Total	$ 53,673	$ 36,157